Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 18,890	$ 66
Work in process	27,123	0
Inventories, gross	46,013	66
Provision for contract losses	(11,626)	0
Reserve for inventory excess and obsolescence	(460)	0
Inventory	33,927	66
Inventory write-down	$ 4,078	$ 0